Allowance for credit losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	$ 72,976	$ 88,547	$ 78,615
Provision (reversal of provision) for loan losses	(1,598)	(8,343)	8,841
Loan recoveries and other	1,373	262	2,156
Loans written-off	0	(7,490)	(1,065)
Balance at end of the year	72,751	72,976	88,547
Components:
Generic allowance	71,797	72,976	73,747
Specific allowance	954	0	14,800
Total allowance for loan losses	72,751	72,976	88,547
Corporate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	32,488	48,865	54,160
Provision (reversal of provision) for loan losses	(972)	(8,887)	(5,295)
Loan recoveries and other	0	0	0
Loans written-off	0	(7,490)	0
Balance at end of the year	31,516	32,488	48,865
Components:
Generic allowance	30,562	32,488	34,065
Specific allowance	954	0	14,800
Total allowance for loan losses	31,516	32,488	48,865
Banking and Financial Institutions [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	28,836	30,523	18,790
Provision (reversal of provision) for loan losses	656	(1,704)	10,017
Loan recoveries and other	1,373	17	1,716
Loans written-off	0	0	0
Balance at end of the year	30,865	28,836	30,523
Components:
Generic allowance	30,865	28,836	30,523
Specific allowance	0	0	0
Total allowance for loan losses	30,865	28,836	30,523
Middle Market Companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	10,887	8,952	5,265
Provision (reversal of provision) for loan losses	(518)	1,690	4,312
Loan recoveries and other	0	245	440
Loans written-off	0	0	(1,065)
Balance at end of the year	10,369	10,887	8,952
Components:
Generic allowance	10,369	10,887	8,952
Specific allowance	0	0	0
Total allowance for loan losses	10,369	10,887	8,952
Sovereign [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of the year	765	207	400
Provision (reversal of provision) for loan losses	(764)	558	(193)
Loan recoveries and other	0	0	0
Loans written-off	0	0	0
Balance at end of the year	1	765	207
Components:
Generic allowance	1	765	207
Specific allowance	0	0	0
Total allowance for loan losses	$ 1	$ 765	$ 207